Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund
January 31, 2023
PAF-NPRT1-0423
1.813019.118
Common Stocks - 93.0%
	Shares	Value ($)
Australia - 9.1%
Aristocrat Leisure Ltd.	196,979	4,755,713
carsales.com Ltd.	252,150	4,082,371
Flight Centre Travel Group Ltd. (a)	357,763	3,997,503
HUB24 Ltd.	247,352	4,612,907
Lynas Rare Earths Ltd. (a)	1,376,019	9,211,255
Macquarie Group Ltd.	91,015	12,142,226
National Australia Bank Ltd.	439,197	9,910,103
National Storage REIT unit	2,457,113	4,043,766
Newcrest Mining Ltd.	332,402	5,281,573
Santos Ltd.	1,050,151	5,360,892
Technology One Ltd.	889,134	9,193,120
TOTAL AUSTRALIA		72,591,429
Cayman Islands - 18.5%
Alibaba Group Holding Ltd. (a)	1,976,800	27,178,369
Antengene Corp. (a)(b)	2,670,463	1,760,441
China High Precision Automation Group Ltd. (a)(c)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(c)	2,572,200	3
Hypebeast Ltd. (a)	16,217,500	756,178
KE Holdings, Inc. ADR (a)	310,700	5,698,238
Li Ning Co. Ltd.	697,500	6,895,251
Meituan Class B (a)(b)	73,890	1,651,876
Pinduoduo, Inc. ADR (a)	41,100	4,026,978
Sea Ltd. ADR (a)(d)	312,800	20,159,960
Shenzhou International Group Holdings Ltd.	632,400	7,964,204
Tencent Holdings Ltd.	738,900	36,005,799
Trip.com Group Ltd. ADR (a)	178,900	6,576,364
Vnet Group, Inc. ADR (a)(d)	1,756,600	10,328,808
Wuxi Biologics (Cayman), Inc. (a)(b)	1,454,000	12,141,493
Zai Lab Ltd. (a)	1,516,500	6,343,226
TOTAL CAYMAN ISLANDS		147,487,190
China - 5.6%
Centre Testing International Group Co. Ltd. (A Shares)	1,916,909	6,753,038
Estun Automation Co. Ltd. (A Shares)	2,028,514	7,866,129
Kweichow Moutai Co. Ltd. (A Shares)	33,200	9,105,548
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	130,399	6,449,150
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	708,400	3,304,930
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,086,600	4,134,024
ZTE Corp. (H Shares)	3,065,000	7,402,060
TOTAL CHINA		45,014,879
Hong Kong - 4.0%
AIA Group Ltd.	2,210,400	24,994,425
Chervon Holdings Ltd.	1,436,054	7,210,249
TOTAL HONG KONG		32,204,674
India - 1.3%
Housing Development Finance Corp. Ltd.	199,784	6,445,202
Zomato Ltd. (a)	6,722,000	4,127,786
TOTAL INDIA		10,572,988
Japan - 37.0%
Astellas Pharma, Inc.	415,800	6,120,631
Daiichikosho Co. Ltd.	134,800	4,191,374
DENSO Corp.	317,200	17,130,607
Digital Hearts Holdings Co. Ltd.	192,200	2,848,714
Fast Retailing Co. Ltd.	10,100	6,134,330
FUJIFILM Holdings Corp.	85,600	4,530,053
Fujitsu Ltd.	39,200	5,581,274
Funai Soken Holdings, Inc.	257,200	5,566,478
Hitachi Ltd.	274,700	14,405,947
Hoya Corp.	135,100	14,857,209
Idemitsu Kosan Co. Ltd.	127,200	3,180,098
INPEX Corp.	942,200	10,353,504
Iriso Electronics Co. Ltd.	128,900	4,325,627
JSR Corp.	228,500	5,141,286
Kakaku.com, Inc.	161,600	2,694,211
Kansai Electric Power Co., Inc.	984,600	9,468,992
Kansai Paint Co. Ltd.	290,900	4,096,781
Lifenet Insurance Co. (a)	370,100	3,784,239
Minebea Mitsumi, Inc.	401,500	6,999,230
Misumi Group, Inc.	262,100	6,596,396
Money Forward, Inc. (a)	122,200	4,531,600
Net One Systems Co. Ltd.	179,800	4,872,575
Nomura Research Institute Ltd.	296,700	7,123,053
NSD Co. Ltd.	228,200	4,099,813
Olympus Corp.	605,600	11,385,054
Open House Group Co. Ltd.	177,300	6,707,310
ORIX Corp.	917,700	16,135,909
Outsourcing, Inc.	357,900	2,781,314
Pan Pacific International Holdings Ltd.	299,500	5,538,695
Renesas Electronics Corp. (a)	1,398,900	14,389,227
Shin-Etsu Chemical Co. Ltd.	109,800	16,187,061
SMS Co., Ltd.	272,600	7,170,611
Sony Group Corp.	204,100	18,236,659
Sumco Corp.	296,200	4,388,728
TechnoPro Holdings, Inc.	167,100	5,202,686
Tokio Marine Holdings, Inc.	491,300	10,290,138
Tsuruha Holdings, Inc.	51,300	3,777,095
Z Holdings Corp.	1,547,700	4,503,373
ZOZO, Inc.	376,300	9,754,904
TOTAL JAPAN		295,082,786
Korea (South) - 2.0%
Db Insurance Co. Ltd.	76,960	4,096,296
Hyundai Fire & Marine Insurance Co. Ltd.	105,363	2,649,433
SK Hynix, Inc.	125,068	9,036,865
TOTAL KOREA (SOUTH)		15,782,594
New Zealand - 1.0%
EBOS Group Ltd.	135,312	3,772,073
Ryman Healthcare Ltd.	941,542	4,205,079
TOTAL NEW ZEALAND		7,977,152
Singapore - 2.3%
Genting Singapore Ltd.	2,928,200	2,217,699
United Overseas Bank Ltd.	718,300	16,327,418
TOTAL SINGAPORE		18,545,117
Taiwan - 7.8%
eMemory Technology, Inc.	134,000	7,340,651
MediaTek, Inc.	492,000	11,876,913
Taiwan Semiconductor Manufacturing Co. Ltd.	2,454,000	43,267,773
TOTAL TAIWAN		62,485,337
United Kingdom - 1.1%
Prudential PLC	503,000	8,357,381
United States of America - 3.3%
GI Dynamics, Inc. (a)(c)	111,225	8,860
Legend Biotech Corp. ADR (a)	79,500	4,014,750
MP Materials Corp. (a)(d)	196,900	6,401,219
NVIDIA Corp.	30,800	6,017,396
ResMed, Inc. CDI	362,469	8,284,626
Space Exploration Technologies Corp. Class A (a)(c)(e)	22,539	1,735,503
TOTAL UNITED STATES OF AMERICA		26,462,354
TOTAL COMMON STOCKS (Cost $614,285,181)		742,563,881

Preferred Stocks - 5.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	87,773	963,748
Nonconvertible Preferred Stocks - 4.9%
Korea (South) - 4.9%
Samsung Electronics Co. Ltd.	867,100	38,862,844
TOTAL PREFERRED STOCKS (Cost $44,455,738)		39,826,592

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	10,742,058	10,744,206
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	29,293,521	29,296,450
TOTAL MONEY MARKET FUNDS (Cost $40,040,656)		40,040,656

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $698,781,575)	822,431,129
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(24,204,870)
NET ASSETS - 100.0%	798,226,259

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,553,810 or 1.9% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,699,251 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,246,653

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,437,725

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	15,775,672	62,242,392	67,273,858	123,648	-	-	10,744,206	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	9,708,475	61,385,467	41,797,492	5,922	-	-	29,296,450	0.1%
Total	25,484,147	123,627,859	109,071,350	129,570	-	-	40,040,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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